Share capital - Schedule of share capital (Details) £ / shares in Units, £ in Millions, shares in Millions			12 Months Ended
		May 22, 2017 £ / shares	Mar. 31, 2019 GBP (£) shares	Mar. 31, 2018 GBP (£) shares	Mar. 31, 2017 GBP (£) shares	May 21, 2017 £ / shares
Disclosure of classes of share capital [line items]
Equity, beginning balance			£ 18,848	£ 20,384	£ 13,565
Issued during the year in lieu of dividends	[1]		(1)	0	0
Equity, ending balance			£ 19,369	£ 18,848	£ 20,384
Share consolidation ratio		0.9167
Par value per share (per share) | £ / shares		£ 0.1140				£ 0.1243
Share capital
Disclosure of classes of share capital [line items]
Issued capital (in shares), beginning balance | shares			3,638	3,943
Effect of share consolidation (in shares) | shares				(328)
Issued during period, in lieu of dividends (in shares) | shares			49	23
Issued capital (in shares), ending balance | shares			3,687	3,638	3,943
Equity, beginning balance			£ 452	£ 449	£ 447
Issued during the year in lieu of dividends	[1]		6	3	2
Equity, ending balance			£ 458	£ 452	£ 449

[1]	Included within the share premium account are costs associated with scrip dividends.